BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 486,900	$ 46,285
Prepaid expense	97,547
Deferred offering cost		122,750
Total current assets	584,447	169,035
Cash held in trust account	82,136,888
TOTAL ASSETS	82,721,335	169,035
Current liabilities
Accounts payable	57,171	25,728
Accrued offering cost		20,939
Tax liability	137,747
Promissory note		125,000
TOTAL LIABILITIES	194,918	171,667
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Additional paid in capital		26,436
Accumulated deficit	389,270	(29,298)
Total Stockholders' Equity	389,529	(2,632)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	82,721,335	169,035
Common stock, shares subject to possible redemption
Current liabilities
Common stock; $0.0001 par value, subject to possible redemption, 8,000,000 shares at redemption value	82,136,888
Common stock, shares not subject to possible redemption
STOCKHOLDERS' EQUITY
Common stock, $0.0001 par value; 100,000,000 shares authorized; 2,295,800 issued and outstanding (excluding 8,000,000 shares subject to possible redemption)	$ 259	$ 230